Note 6 - Income Taxes (Details) - Deferred Tax Assets And Liabilities (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets And Liabilities [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 63,000	$ 62,000
Reserves not deductible until paid	236,000	193,000
Net operating loss carryforwards
Federal	1,851,000	2,030,000
State	604,000	527,000
Federal Tax Credit	296,000	249,000
Capital loss carryforward	10,000	10,000
Other	31,000	5,000
Gross deferred tax assets	3,091,000	3,076,000
Less valuation allowance	(942,000)	(996,000)
Deferred tax assets net of valuation allowance	2,149,000	2,080,000
Property and equipment	(2,141,000)	(2,072,000)
Other	0	0
Gross deferred tax liabilities	(2,141,000)	(2,072,000)
Net deferred tax asset	$ 8,000	$ 8,000